Fair Value of Plan Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Plan Assets

Note 7 - Fair Value of Plan Assets

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs. There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices in active markets for identical assets or liabilities that the Plan can access at the measurement date

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3 Unobservable inputs supported by little or no market activity and are significant to the fair value of the assets or liabilities

Recurring Measurements

The following table presents the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024.

	Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2025
Money market mutual fund	$739,709	$739,709	$—	$—
Mutual funds	70,796,928	25,189,529	45,607,399	—
Common collective trusts	2,443,134	—	2,443,134	—
Company common stock	105,317,304	—	—	105,317,304
December 31, 2024
Money market mutual fund	$6,422,614	$6,422,614	$—	$—
Mutual funds	59,007,276	20,673,323	38,333,953	—
Common collective trusts	3,076,089	—	3,076,089	—
Company common stock	95,252,916	—	—	95,252,916

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying statements of net assets available for benefits, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the years ended December 31, 2025 or 2024. The Plan had no assets measured at fair value on a nonrecurring basis. For assets classified within Level 3 of the fair value hierarchy, the process used to develop the reported fair value is described below.

Investments

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 investments include money market accounts and mutual funds. If quoted market prices are not available, then fair values are estimated by using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters, including, but not limited to, yield curves, interest rates, volatilities, prepayments, defaults, cumulative loss projections and cash flows. Such securities are classified in Level 2 of the valuation hierarchy. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy and include

Company common stock whose fair value is determined by an independent appraisal. The independent appraiser considers inputs such as general economic outlook, financial institution industry outlook, company history, company financial condition, the book value of company common stock, company earnings and dividend capacity, sales of company stock, and market prices of stock of other financial institutions whose stock is traded in a free and open market.

The independent appraisal uses the income approach and the market approach. The two approaches are then weighted to derive the fair market value. At December 31, 2025 and December 31, 2024, the income approach was determined using the capitalization of earnings method and a capitalization factor of 12.71 and 12.48, respectively. The capitalization factor is considered to be an unobservable input.

Level 3 Reconciliation

The following is a reconciliation of the beginning and ending balances of recurring fair value measurements recognized in the accompanying statements of net assets available for benefits using significant unobservable (Level 3) inputs.

	BancPlus Corporation Common Stock
	2025	2024
Balance, January 1	$95,252,916	$84,997,575
Purchases	1,358,583	1,364,527
Distributions	(1,393,837)	(1,220,359)
Shares acquired by Plan Sponsor	(4,793,225)	—
Unrealized gain	14,892,867	10,111,173
Balance, December 31	$105,317,304	$95,252,916

Realized and unrealized gains and losses in Company common stock, which are included in net increase in net assets available for benefits for the year ended December 31, 2025, are reported in change in fair value of Company common stock in the statements of changes in net assets available for benefits.